SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 120	x

REGISTRATION STATEMENT

UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 121	x

Mutual Fund and Variable Insurance Trust

(Exact name of Registrant as Specified in Charter)

36 North New York Avenue

Huntington, NY 11743

(Address of Principal Executive Offices)

1-631-629-4237

(Registrant’s Telephone Number)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of Agent for service)

(Notices should be sent to the Agent for Service)

Copies to:

Andrew Davalla, Esq.

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

It is proposed that this filing will become effective:

X	immediately upon filing pursuant to paragraph (b)

on _____________ pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(i)

on __________ pursuant to paragraph (a)(i)

75 days after filing pursuant to paragraph (a)(ii)

on pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (File No. 33-11905) and the Investment Company Act of 1940 (File No. 811-5010), the Registrant, Mutual Fund and Variable Insurance Trust, certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 120 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Ohio, State of Columbus, on the 10th day of May, 2016.

Mutual Fund and Variable Insurance Trust

By: /s/ Andrew Davalla

Andrew Davalla

Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 120 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated:

* May 10, 2016

Jerry Szilagyi, President and Principal Executive Officer Date

* May 10, 2016

Erik Naviloff, Treasurer and Principal Date

Financial Officer

* May 10, 2016

Tobias Caldwell, Trustee

* May 10, 2016

Stephen Lachenauer, Trustee Date

* May 10, 2016

Donald McIntosh, Trustee Date

*By:	/s/ Andrew Davalla
Andrew Davalla

Attorney-in-Fact

Exhibit Index

Index No. Description of Exhibit

EX-101.INS XBRL Instance Document

EX-101.SCH XBRL Taxonomy Extension Schema Document

EX-101.CAL XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE XBRL Taxonomy Extension Presentation Linkbase